                JOHN HANCOCK FUNDS II

                Lifestyle Portfolios

                PROSPECTUS -- CLASS R3, CLASS R4 AND CLASS R5 SHARES  10.17.2005

                Lifestyle Aggressive Portfolio
                Lifestyle Growth Portfolio
                Lifestyle Balanced Portfolio
                Lifestyle Moderate Portfolio
                Lifestyle Conservative Portfolio

                (John Hancock logo)

                As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

            CONTENTS
            -------------------------------------------------------------

                                     OVERVIEW
                                     --------------------------------------------------------------------------
                                     THE LIFESTYLE PORTFOLIOS
                                     --------------------------------------------------------------------------
                                     LIFESTYLE AGGRESSIVE PORTFOLIO                                           6
                                     LIFESTYLE GROWTH PORTFOLIO                                               8
                                     LIFESTYLE BALANCED PORTFOLIO                                            10
                                     LIFESTYLE MODERATE PORTFOLIO                                            12
                                     LIFESTYLE CONSERVATIVE PORTFOLIO                                        14
                                     YOUR ACCOUNT
                                     --------------------------------------------------------------------------
                                     CLASS R3, R4 AND R5 SHARES                                              16
                                     TRANSACTION POLICIES                                                    16
                                     DIVIDENDS AND ACCOUNT POLICIES                                          18
                                     INFORMATION ABOUT THE UNDERLYING FUNDS
                                     --------------------------------------------------------------------------
                                     RISKS OF INVESTING IN UNDERLYING FUNDS                                  19
                                     DESCRIPTION OF UNDERLYING FUNDS                                         22
                                     FUND DETAILS
                                     --------------------------------------------------------------------------
                                     BUSINESS STRUCTURE                                                      31
                                     FINANCIAL HIGHLIGHTS                                                    32
                                     FOR MORE INFORMATION                                            BACK COVER
                                     --------------------------------------------------------------------------

                  OVERVIEW
                  --------------------------------------------------

                  JOHN HANCOCK FUNDS II LIFESTYLE PORTFOLIOS

                  This prospectus provides information about the five Lifestyle Portfolios which are funds of John Hancock Funds II (sometimes referred to as the "Fund"). Each of the Lifestyle Portfolios is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Lifestyle Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying funds.

                  This prospectus relates to the Class R3, Class R4 and Class R5 shares of the Lifestyle Portfolios.

                  RISKS OF MUTUAL FUNDS

                  Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

                  INVESTMENT MANAGEMENT

                  John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II and each of the Lifestyle Portfolios as well as to John Hancock Funds III. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Lifestyle Portfolios. The Adviser and the subadviser to the Lifestyle Portfolios are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

       -------------------------------------------------------------

       FUND INFORMATION KEY

       Concise descriptions of each of the Lifestyle Portfolios are set forth below. Each description provides the following information:

         (Goals      GOAL AND STRATEGY                                   (Main   MAIN RISKS
           and                                                           risks
          strategy                                                    graphic)   The major risk factors associated
          graphic)   The fund's particular investment                            with the fund.
                     goals and the strategies it
                     intends to use in pursuing those
                     goals.

         (Past       PAST PERFORMANCE                                    (Your   YOUR EXPENSES
         performance                                                  expenses
           graphic)  The fund's total return, measured                graphic)   The overall costs borne by an
                     year-by-year and over time.                                 investor in the fund, including
                                                                                 annual expenses.

            THE LIFESTYLE PORTFOLIOS
            ------------------------------------------------------------

                       There are five Lifestyle Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Lifestyle Portfolio is a "fund of funds" which invests in a number of other funds of John Hancock Funds II as well as funds of John Hancock Funds III ("underlying funds").

                       Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Lifestyle Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Lifestyle Portfolio has a target percentage allocation between the two kinds of underlying funds: those that invest primarily in equity securities ("equity funds") and those that invest primarily in fixed-income securities ("fixed-income funds").

                                                                                 TARGET ALLOCATION AMONG UNDERLYING FUNDS:
                   LIFESTYLE                     INVESTMENT                      -----------------------------------------
                   PORTFOLIO                      OBJECTIVE                      EQUITY FUNDS           FIXED-INCOME FUNDS
                   AGGRESSIVE      Long-term growth of capital.                  100%                   --
                                   Current income is not a consideration.

                   GROWTH          Long-term growth of capital. Current          80%                    20%
                                   income is also a consideration.

                   BALANCED        A balance between a high level of             60%                    40%
                                   current income and growth of capital,
                                   with a greater emphasis on growth of
                                   capital.

                   MODERATE        A balance between a high level of             40%                    60%
                                   current income and growth of capital,
                                   with a greater emphasis on income.

                   CONSERVATIVE    A high level of current income with           20%                    80%
                                   some consideration given to growth of
                                   capital.

                  --------------------------------------------------

                  The Lifestyle Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Lifestyle Portfolio, however, invests only in Class NAV shares of the underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

                  Each Lifestyle Portfolio is monitored daily. To maintain target allocations in the underlying funds, daily cash flow for each Lifestyle Portfolio will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each Lifestyle Portfolio's underlying funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific underlying funds held by a Lifestyle Portfolio. Such adjustments may be made to increase or decrease the Lifestyle Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Portfolio's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

                  The investment performance of each Lifestyle
                  Portfolio will reflect both its subadviser's allocation decisions with respect to underlying funds and the investment decisions made by the of the underlying funds' subadvisers. Each Lifestyle Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

                  UNDERLYING FUNDS

                  For a brief description of each underlying fund and its categorization as an equity or a fixed-income fund, see p. 22.

                  Because the Lifestyle Portfolios invest
                  principally in shares of underlying funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Lifestyle Portfolios since the underlying funds in which they invest have diverse holdings.

                  SUBADVISER AND CONSULTANT

                  MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Lifestyle Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

                  Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global
                  (U.S.A.) in its management of the Lifestyle
                  Portfolios.

LIFESTYLE AGGRESSIVE PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds which invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity funds, the fund may have an equity/fixed-income fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
       PAST PERFORMANCE

       The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks graphic)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests primarily in underlying funds which invest in equity securities, including foreign securities.

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS R3  Ticker                                                       JRLAX
          CUSIP                                                        47803V531
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               796
CLASS R4  Ticker                                                       JSLAX
          CUSIP                                                        47803V523
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               896
CLASS R5  Ticker                                                       JTLAX
          CUSIP                                                        47803V515
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               296



(Your       YOUR EXPENSES
 expenses   Operating expenses are paid from the fund's assets, and
 graphic)   therefore are paid by shareholders indirectly.


ANNUAL OPERATING EXPENSES(A)                                    CLASS R3      CLASS R4      CLASS R5
Management fee                                                     0.05%         0.05%         0.05%
Distribution and service (12b-1) fees                              0.50%         0.25%          None
Other expenses(b)                                                  0.49%         0.44%         0.39%
Total fund operating expenses                                      1.04%         0.74%         0.44%
Contractual expense reimbursement (at least until
 11-1-06)(c)                                                       0.18%         0.18%         0.18%
Net fund operating expenses                                        0.86%         0.56%         0.26%
Estimated underlying fund expenses(d)                              0.94%         0.94%         0.94%
Net fund operating expenses and underlying fund expenses           1.80%         1.50%         1.20%

(a) Based on estimated expenses for the current fiscal year.
(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class R3                                                   $183        $604       $1,051       $2,292
Class R4                                                   $153        $512       $ 896        $1,972
Class R5                                                   $122        $419       $ 738        $1,642

LIFESTYLE GROWTH PORTFOLIO

(Goal and strategy graphic)
           GOAL AND STRATEGY

           The fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds which invest primarily in equity securities and approximately 20% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity funds and 20% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
       PAST PERFORMANCE

       The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks graphic)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS R3  Ticker                                                       JRLGX
          CUSIP                                                        47803V291
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               704
CLASS R4  Ticker                                                       JSLGX
          CUSIP                                                        47083V283
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               804
CLASS R5  Ticker                                                       JTLGX
          CUSIP                                                        47803V275
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               204



(Your       YOUR EXPENSES
 expenses   Operating expenses are paid from the fund's assets, and
 graphic)   therefore are paid by shareholders indirectly.


ANNUAL OPERATING EXPENSES(A)                                    CLASS R3      CLASS R4      CLASS R5
Management fee                                                     0.05%         0.05%         0.05%
Distribution and service (12b-1) fees                              0.50%         0.25%          None
Other expenses(b)                                                  0.49%         0.44%         0.39%
Total fund operating expenses                                      1.04%         0.74%         0.44%
Contractual expense reimbursement (at least until                  0.18%         0.18%         0.18%
 11-1-06)(c)
Net fund operating expenses                                        0.86%         0.56%         0.26%
Estimated underlying fund expenses(d)                              0.89%         0.89%         0.89%
Net fund operating expenses and underlying fund expenses           1.75%         1.45%         1.15%

(a) Based on estimated expenses for the current fiscal year.
(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class R3                                                   $178        $589       $1,025       $2,239
Class R4                                                   $148        $497       $ 870        $1,918
Class R5                                                   $117        $404       $ 712        $1,586

LIFESTYLE BALANCED PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity funds and 40% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
       PAST PERFORMANCE

       The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS R3  Ticker                                                       JRLBX
          CUSIP                                                        47803V457
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               707
CLASS R4  Ticker                                                       JSLBX
          CUSIP                                                        47803V440
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               807
CLASS R5  Ticker                                                       JTSBX
          CUSIP                                                        47803V432
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               207



(Your       YOUR EXPENSES
 expenses   Operating expenses are paid from the fund's assets, and
 graphic)   therefore are paid by shareholders indirectly.


ANNUAL OPERATING EXPENSES(A)                                    CLASS R3      CLASS R4      CLASS R5
Management fee                                                     0.05%         0.05%         0.05%
Distribution and service (12b-1) fees                              0.50%         0.25%          None
Other expenses(b)                                                  0.49%         0.44%         0.39%
Total fund operating expenses                                      1.04%         0.74%         0.44%
Contractual expense reimbursement (at least until
 11-1-06)(c)                                                       0.18%         0.18%         0.18%
Net fund operating expenses                                        0.86%         0.56%         0.26%
Estimated underlying fund expenses(d)                              0.84%         0.84%         0.84%
Net fund operating expenses and underlying fund expenses           1.70%         1.40%         1.10%

(a) Based on estimated expenses for the current fiscal year.
(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class R3                                                   $173        $573        $999        $2,186
Class R4                                                   $143        $481        $843        $1,863
Class R5                                                   $112        $388        $685        $1,529

LIFESTYLE MODERATE PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds which invest primarily in equity securities and approximately 60% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity funds and 60% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 50/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
       PAST PERFORMANCE

       The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks graphic)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS R3  Ticker                                                       JRLMX
          CUSIP                                                        47803V226
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               797
CLASS R4  Ticker                                                       JSLMX
          CUSIP                                                        47803V218
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               897
CLASS R5  Ticker                                                       JTLMX
          CUSIP                                                        47803V192
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               297



(Your       YOUR EXPENSES
 expenses   Operating expenses are paid from the fund's assets, and
 graphic)   therefore are paid by shareholders indirectly.


ANNUAL OPERATING EXPENSES(A)                                    CLASS R3      CLASS R4      CLASS R5
Management fee                                                     0.05%         0.05%         0.05%
Distribution and service (12b-1) fees                              0.50%         0.25%          None
Other expenses(b)                                                  0.49%         0.44%         0.39%
Total fund operating expenses                                      1.04%         0.74%         0.44%
Contractual expense reimbursement (at least until
 11-1-06)(c)                                                       0.18%         0.18%         0.18%
Net fund operating expenses                                        0.86%         0.56%         0.26%
Estimated underlying fund expenses(d)                              0.80%         0.80%         0.80%
Net fund operating expenses and underlying fund expenses           1.66%         1.36%         1.06%

(a) Based on estimated expenses for the current fiscal year.
(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class R3                                                   $169        $561        $979        $2,144
Class R4                                                   $138        $469        $822        $1,819
Class R5                                                   $108        $376        $664        $1,484

LIFESTYLE CONSERVATIVE PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds which invest primarily in equity securities and approximately 80% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity funds and 80% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 30/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
       PAST PERFORMANCE

       The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks graphic)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS R3  Ticker                                                       JRLCX
          CUSIP                                                        47803V374
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               798
CLASS R4  Ticker                                                       JSLCX
          CUSIP                                                        47803V366
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               898
CLASS R5  Ticker                                                       JTLRX
          CUSIP                                                        47803V358
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               298



(Your       YOUR EXPENSES
 expenses   Operating expenses are paid from the fund's assets, and
 graphic)   therefore are paid by shareholders indirectly.


ANNUAL OPERATING EXPENSES(A)                                    CLASS R3      CLASS R4      CLASS R5
Management fee                                                     0.05%         0.05%         0.05%
Distribution and service (12b-1) fees                              0.50%         0.25%          None
Other expenses(b)                                                  0.49%         0.44%         0.39%
Total fund operating expenses                                      1.04%         0.74%         0.44%
Contractual expense reimbursement (at least until
 11-1-06)(c)                                                       0.18%         0.18%         0.18%
Net fund operating expenses                                        0.86%         0.56%         0.26%
Estimated underlying fund expenses(d)                              0.76%         0.76%         0.76%
Net fund operating expenses and underlying fund expenses           1.62%         1.32%         1.02%

(a) Based on estimated expenses for the current fiscal year.
(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class R3                                                   $165        $549        $958        $2,101
Class R4                                                   $134        $456        $801        $1,775
Class R5                                                   $104        $363        $642        $1,439

YOUR ACCOUNT

---------------------------------------------------------------

CLASS R3, R4 AND R5 SHARES

The Class R3, R4 and R5 shares of the Lifestyle Portfolios are sold without any front-end or deferred sales charges. Each of the R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.

 CLASS R3

- Distribution and service (12b-1) fees of 0.50%.

 CLASS R4

- Distribution and service (12b-1) fees of 0.25%.

The Fund has adopted Service Plans for the Class R3, R4 and R5 shares of each of the funds which authorize the Fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of a fund's share class held by plan participants and is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

Class R3, R4 and R5 shares are available only to qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code") ("529 plans") distributed by John Hancock or one of its affiliates and retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("Plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Code, and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock Class R shares funds. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12B-1 FEES Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
---------------------------------------------------------------

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each Lifestyle Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Lifestyle Portfolio is calculated based upon the NAVs of the underlying funds in which it invests.

The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption

 16 YOUR ACCOUNT
request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING
PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks: Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth,

                                                                YOUR ACCOUNT  17

Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities:
  Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

---------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance

- after any changes of name or address of the registered owner(s)

- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally declare income dividends daily and pay them annually. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

TAXABILITY OF TRANSACTIONS Any time you redeem shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the SAI. Portfolio holding information is filed with the SEC on Forms N-CSR and N-Q.

 18 YOUR ACCOUNT

INFORMATION ABOUT THE UNDERLYING FUNDS

---------------------------------------------------------------

RISKS OF INVESTING IN UNDERLING FUNDS

By owning shares of underlying funds, each of the Lifestyle Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

INTEREST RATE RISK Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

CREDIT QUALITY RISK Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING
CATEGORY Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

GENERAL RISKS

- RISK TO PRINCIPAL AND INCOME Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

- PRICE VOLATILITY The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

- LIQUIDITY The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

- DEPENDENCE ON SUBADVISER'S OWN CREDIT ANALYSIS While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

ADDITIONAL RISKS REGARDING LOWER RATED CORPORATE FIXED-INCOME SECURITIES Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  19
leveraged, increasing the risk that principal and income will not be repaid.

ADDITIONAL RISKS REGARDING LOWER RATED FOREIGN GOVERNMENT FIXED-INCOME SECURITIES Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

SMALL OR UNSEASONED COMPANIES

- SURVIVAL OF SMALL OR UNSEASONED COMPANIES Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

- CHANGES IN EARNINGS AND BUSINESS PROSPECTS Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

- LIQUIDITY The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

- IMPACT OF BUYING OR SELLING SHARES Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

- PUBLICLY AVAILABLE INFORMATION There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

MEDIUM SIZE COMPANIES

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- CURRENCY FLUCTUATIONS Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

- POLITICAL AND ECONOMIC CONDITIONS Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

- REMOVAL OF PROCEEDS OF INVESTMENTS FROM A FOREIGN COUNTRY Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- NATIONALIZATION OF ASSETS Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- SETTLEMENT OF SALES Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

- INVESTOR PROTECTION STANDARDS Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HEDGING AND OTHER STRATEGIC TRANSACTIONS Individual underlying funds may be authorized to use a variety of investment

 20 INFORMATION ABOUT THE UNDERLYING FUNDS strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

- exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

- financial futures contracts (including stock index futures),

- interest rate transactions*, and

- currency transactions**

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the underlying funds indicates which, if any, of these types of transactions may be used by the funds.

* A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

- to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,

- to protect a fund's unrealized gains in the value of its securities,

- to facilitate the sale of a fund's securities for investment purposes,

- to manage the effective maturity or duration of a fund's securities,

- to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of an underlying fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI.

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  21

--------------------------------------------------------------------------------

DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the underlying funds for the current fiscal year; and (iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ACTIVE BOND FUND                            0.67%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
and John Hancock Advisers, LLC                               and instruments.

-------------------------------------------------------------------------------------------------------------------------
BOND INDEX FUND                             0.94%            Seeks to track the performance of the Lehman Brothers
Declaration Management & Research LLC                        Aggregate Index* (which represents the U.S. investment grade bond market). The fund normally invests at least 80% of its assets in securities listed in this Index. The fund is an
                                                             intermediate-term bond fund of high and medium credit
                                                             quality.

-------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND                              0.75%            Seeks total return consisting of income and capital
Wells Capital Management,                                    appreciation by normally investing in a broad range of
Incorporated                                                 investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal
                                                             circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND                            0.78%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management by investing primarily in fixed-income securities denominated in major foreign currencies, baskets of foreign currencies
                                                             (such as the ECU) and the U.S. dollar.

-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND                             0.72%            Seeks to realize an above-average total return over a market
Salomon Brothers Asset Management Inc                        cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND FUND                0.70%            Seeks a high level of current income consistent with the
Wellington Management Company, LLP                           maintenance of principal and liquidity by investing in a
                                                             diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to
                                                             20% of its assets in non-investment grade fixed income
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
REAL RETURN BOND FUND                       0.75%            Seeks maximum return, consistent with preservation of
Pacific Investment Management Company                        capital and prudent investment management, by normally
                                                             investing at least 80% of its net assets in
                                                             inflation-indexed bonds of varying maturities issued by the
                                                             U.S. and non-U.S. governments and by corporations.

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                        1.06%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
                                                             and instruments.

-------------------------------------------------------------------------------------------------------------------------

 22 INFORMATION ABOUT THE UNDERLYING FUNDS

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SPECTRUM INCOME FUND                        0.80%            Seeks a high level of current income with moderate share
T. Rowe Price Associates, Inc.                               price fluctuation. The fund diversifies its assets widely
                                                             among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of
                                                             markets that are declining and to benefit from good
                                                             performance in particular segments over time. The fund
                                                             normally invests in domestic and international bonds,
                                                             income-oriented stocks, short-term securities,
                                                             mortgage-backed securities and U.S. Government securities.
                                                             The fund may invest in high yield fixed-income securities
                                                             (commonly known as "junk bonds").

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND                         0.75%            Seeks a high level of total return consistent with
Salomon Brothers Asset Management Inc                        preservation of capital by giving its subadviser broad
                                                             discretion to deploy the fund's assets among certain
                                                             segments of the fixed income market in the manner the
                                                             subadviser believes will best contribute to achieving the
                                                             fund's investment goal.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                       1.15%            Seeks a high level of current income by normally investing
John Hancock Advisers, LLC                                   primarily in: foreign government and corporate debt
                                                             securities from developed and emerging markets; U.S.
                                                             Government and agency securities; and U.S. high yield bonds.

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND                           0.75%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management, by normally investing at least 65% of its assets in a
                                                             diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                                             vary within a three- to six-year time frame based on the
                                                             subadviser's forecast for interest rates.

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             0.69%            Seeks a high level of current income, consistent with
Salomon Brothers Asset Management Inc                        preservation of capital and maintenance of liquidity, by
                                                             investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                                             collateralized mortgage obligations backed by such
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
U.S. HIGH YIELD BOND FUND                   0.82%            Seeks total return with a high level of current income by
Wells Capital Management,                                    normally investing primarily in below investment-grade debt
Incorporated                                                 securities (commonly known as "junk bonds" or high yield
                                                             securities). The fund also invests in corporate debt
                                                             securities and may buy preferred and other convertible
                                                             securities and bank loans.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
500 INDEX FUND                              0.50%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P 500 Composite Stock Price Index*.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE FUND                           0.93%            Seeks long-term growth of capital by investing primarily in
Deutsche Asset Management Inc.                               common stocks and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH FUND                         0.95%            Seeks long-term capital appreciation by normally investing
AIM Capital Management, Inc.                                 the its assets principally in common stocks of companies
                                                             that are likely to benefit from new or innovative products, services or processes, as well as those that have
                                                             experienced above average, long-term growth in earnings and have excellent prospects for future growth.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  23

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND                          0.89%            Seeks capital appreciation by investing in equity securities
Lord, Abbett & Co                                            of U.S. and multinational companies in all capitalization
                                                             ranges that the subadviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND                       0.85%            Seeks to achieve long-term growth of capital (current income
T. Rowe Price Associates, Inc.                               is a secondary objective) by normally investing at least 80%
                                                             of its total assets in the common stocks of large and
                                                             medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

-------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND                   0.90%            Seeks long-term capital growth by investing at least 65% of
Jennison Associates LLC                                      its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects.
                                                             These companies are generally medium-to-large capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
CLASSIC VALUE FUND                          1.23%            Seeks long-term growth of capital by normally investing at
Pzena Investment Management, LLC                             least 80% of its net assets in domestic equity securities.
                                                             The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

-------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND                            0.84%            Seeks long-term capital growth by normally investing
Legg Mason Capital Management, Inc.                          primarily in equity securities that, in the subadviser's
                                                             opinion, offer the potential for capital growth. The
                                                             subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

-------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH FUND                         1.13%            Seeks long-term growth of capital by investing in stocks and
Deutsche Asset Management Inc.                               other equity securities of medium-sized U.S. companies with strong growth potential.

-------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                        0.87%            Seeks superior long-term rates of return through capital
MFC Global Investment Management                             appreciation by normally investing primarily in high quality
(U.S.A.) Limited                                             securities and convertible instruments of small-cap U.S.
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
EMERGING SMALL COMPANY FUND                 1.06%            Seeks long-term growth of capital by normally investing at
Franklin Advisers, Inc.                                      least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stock equity securities of
                                                             companies with market capitalizations that approximately
                                                             match the range of capitalization of the Russell 2000 Growth
                                                             Index* ("small cap stocks") at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME FUND                          0.85%            Seeks to provide substantial dividend income and also
T. Rowe Price Associates, Inc.                               long-term capital appreciation by investing primarily in
                                                             dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                             dividends and capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                     1.09%            Seeks growth of capital by normally investing at least 80%
Davis Advisors                                               of the its net assets (plus any borrowings for investment
                                                             purposes) in companies principally engaged in financial
                                                             services. A company is 'principally engaged' in financial
                                                             services if it owns financial services-related assets
                                                             constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its
                                                             provision of financial services.

-------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND                      0.82%            Seeks growth of capital by normally investing primarily in
Davis Advisors                                               common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are
                                                             undervalued. The fund may also invest in U.S. companies with smaller capitalizations.

-------------------------------------------------------------------------------------------------------------------------

 24 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
GLOBAL ALLOCATION FUND                      1.14%            Seeks total return, consisting of long-term capital
UBS Global Asset Management                                  appreciation and current income, by investing in equity and
(Americas) Inc.                                              fixed income securities of issuers located within and
                                                             outside the U.S.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND                                 1.04%            Seeks long-term capital appreciation by normally investing
Templeton Global Advisors Limited                            at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of companies
                                                             located anywhere in the world, including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                        0.75%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market.

-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                                 0.85%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Growth Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND                   0.87%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Growth Index . The fund
LLC                                                          typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies ('small and mid-cap companies'). The fund normally invests at least
                                                             80% of its assets in investments in small and mid-cap
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND                        1.20%            Seeks long-term capital appreciation by normally investing
T. Rowe Price Associates, Inc.                               at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or
                                                             the life sciences (collectively, "health sciences").

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND             0.63%            Seeks to track the performance of broad-based equity indices
SSgA Funds Management, Inc.                                  of foreign companies in developed and emerging markets by
                                                             attempting to track the performance of the MSCI All Country
                                                             World ex-US Index*.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND                   1.03%            Seeks long term capital appreciation by seeking to
Grantham, Mayo, Van Otterloo & Co.                           outperform its benchmark, the S&P/Citigroup Primary Market
LLC                                                          Index ("PMI") Europe, Pacific, Asia Composite ("EPAC")
                                                             Growth Style Index. The fund typically invests in a
                                                             diversified portfolio of equity investments from developed markets throughout the world.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND            1.11%            Seeks long-term growth of capital by normally investing at
Marsico Capital Management, LLC                              least 65% of its assets in common stocks of foreign
                                                             companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the
                                                             world and normally invests in issuers from at least three
                                                             different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP FUND                1.08%            Seeks capital appreciation by investing primarily in the
Templeton Investment Counsel, Inc.                           common stock of companies located outside the U.S. which
                                                             have total stock market capitalization or annual revenues of
                                                             $1.5 billion or less ("small company securities").

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  25

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK FUND                    1.02%            Seeks to achieve high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the MSCI EAFE Index. The fund normally invests
LLC                                                          80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed
                                                             markets other than the U.S.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                    0.93%            Seeks long-term growth of capital by normally investing
Templeton Investment Counsel, Inc.                           primarily in equity securities of companies located outside the U.S., including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND                        0.83%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND                              0.93%            Seeks to maximize total return, consisting of capital
UBS Global Asset Management                                  appreciation and current income, by normally investing at
(Americas) Inc.                                              least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large
                                                             capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                       0.95%            Seeks long-term growth of capital by normally investing at
Fidelity Management & Research                               least 80% of its net assets (plus any borrowings for
Company                                                      investment purposes) in equity securities of companies with large market capitalizations.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND                        0.94%            Seeks long-term growth of capital by normally investing,
Mercury Advisors                                             primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

-------------------------------------------------------------------------------------------------------------------------
MANAGED FUND                                1.16%            Seeks income and long-term capital appreciation by investing
Grantham, Mayo, Van Otterloo & Co.                           primarily in a diversified mix of: (a) common stocks of
LLC and Declaration Management &                             large and mid sized U.S. companies; and (b) bonds with an
Research LLC                                                 overall intermediate term average maturity. The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently
                                                             manages its portion of the fund's portfolio.

-------------------------------------------------------------------------------------------------------------------------
MID CAP CORE FUND                           0.93%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in equity securities, including
                                                             convertible securities, of mid-capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND                          0.54%            Seeks to approximate the aggregate total return of a mid cap
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P Mid Cap 400 Index*.

-------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK FUND                          0.90%            Seeks long-term growth of capital by normally investing at
Wellington Management Company, LLP                           least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of medium-sized
                                                             companies with significant capital appreciation potential.
                                                             The fund tends to invest in companies having market
                                                             capitalizations similar to those of companies included in
                                                             the Russell Mid Cap Index.

-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND                          0.90%            Seeks capital appreciation by normally investing at least
Lord, Abbett & Co                                            80% of its net assets (plus any borrowings for investment
                                                             purposes) in mid-sized companies, with market
                                                             capitalizations of roughly $500 million to $10 billion.

-------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES FUND                      1.06%            Seeks long-term total return by normally investing primarily
Wellington Management Company, LLP                           in equity and equity-related securities of natural
                                                             resource-related companies worldwide.

-------------------------------------------------------------------------------------------------------------------------

 26 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND                            1.13%            Seeks long-term growth of capital by investing in a
MFC Global Investment Management                             diversified portfolio comprised primarily of common stocks
(U.S.A.) Limited                                             and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ALL CAP FUND                   0.78%            Seeks long-term growth of capital by normally investing
MFC Global Investment Management                             primarily in equity securities of U.S. companies. The fund
(U.S.A.) Limited                                             will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP FUND                   0.82%            Seeks long-term growth of capital by normally investing at
MFC Global Investment Management                             least 80% of its total assets (plus any borrowings for
(U.S.A.) Limited                                             investment purposes) in U.S. mid-cap stocks, convertible
                                                             preferred stocks, convertible bonds and warrants.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE VALUE FUND                     0.76%            Seeks long-term capital appreciation by investing primarily
MFC Global Investment Management                             in large-cap U.S. securities with the potential for
(U.S.A.) Limited                                             long-term growth of capital.

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND                 0.74%            Seeks to achieve a combination of long-term capital
Deutsche Asset Management Inc.                               appreciation and current income by normally investing at
                                                             least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of real estate
                                                             investment trusts ("REITs") and real estate companies.

-------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY FUND                   1.12%            Seeks long-term growth of capital by normally investing at
T. Rowe Price Associates, Inc.                               least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of
                                                             science and technology. Current income is incidental to the fund's objective.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND                              0.92%            Seeks maximum capital appreciation consistent with
Independence Investment LLC                                  reasonable risk to principal by normally investing at least
                                                             80% of its net assets in equity securities of companies
                                                             whose market capitalizations are under $2 billion.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                       1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           primarily in small-cap companies believed to offer above
                                                             average potential for growth in revenues and earnings.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND                        0.54%            Seeks to approximate the aggregate total return of a small
MFC Global Investment Management                             cap U.S. domestic equity market index by attempting to track
(U.S.A.) Limited                                             the performance of the Russell 2000 Index.*

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                1.06%            Seeks long-term capital appreciation by normally investing
Munder Capital Management                                    at least 80% of its assets in equity securities of companies with market capitalizations within the range of the
                                                             companies in the Russell 2000 Index.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                        1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY FUND                          1.13%            Seeks long-term capital growth by normally investing
American Century Investment                                  primarily in equity securities of smaller-capitalization
Management, Inc.                                             U.S. companies. The subadviser uses quantitative, computer-
                                                             driven models to construct the fund's portfolio of stocks.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  27

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                   1.15%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in securities of
                                                             small-capitalization companies. The subadviser seeks to
                                                             identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                    1.08%            Seeks long-term growth of capital by investing primarily in
T. Rowe Price Associates, Inc.                               small companies whose common stocks are believed to be
                                                             undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes)
                                                             in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the
                                                             Russell 2000 Index at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
SPECIAL VALUE FUND                          1.08%            Seeks long-term capital growth by normally investing at
Salomon Brothers Asset Management Inc                        least 80% of its net assets in common stocks and other
                                                             equity securities of companies whose market capitalizations at the time of investment are no greater than the market
                                                             capitalization of companies in the Russell 2000 Value Index.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE FUND                        0.94%            Seeks capital appreciation by normally investing at least
Massachusetts Financial Services                             65% of its net assets in common stocks and related
Company                                                      securities of companies which the subadviser believes are
                                                             undervalued in the market relative to their long term
                                                             potential.

-------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND               0.54%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the Wilshire 5000 Equity Index.*

-------------------------------------------------------------------------------------------------------------------------
U.S. GLOBAL LEADERS GROWTH FUND             0.78%            Seeks long-term growth of capital by normally investing
Sustainable Growth Advisers, L.P.                            primarily in common stocks of 'U.S. Global Leaders' as
                                                             determined by the subadviser.

-------------------------------------------------------------------------------------------------------------------------
U.S. MULTI SECTOR FUND                      0.81%            Seeks long term capital appreciation. The fund normally
Grantham, Mayo, Van Otterloo & Co.                           invests in securities in the Wilshire 5000 Index, an
LLC                                                          independently maintained index which measures the
                                                             performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The
                                                             fund normally invests at least 80% of its assets in
                                                             investments tied economically to the U.S.

-------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND                              1.14%            Seeks capital growth and current income (income above that
Massachusetts Financial Services                             available from a portfolio invested entirely in equity
Company                                                      securities) by normally investing at least 80% of its net
                                                             assets (plus any borrowings for investment purposes) in
                                                             equity and debt securities of domestic and foreign companies in the utilities industry.

-------------------------------------------------------------------------------------------------------------------------
VALUE & RESTRUCTURING FUND                  0.90%            Seeks long-term capital appreciation by investing primarily
United States Trust Company                                  (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values. The subadviser looks for companies as to which restructuring activities, such as
                                                             consolidations, outsourcing, spin-offs or reorganizations
                                                             (including companies that have filed for protection from
                                                             creditors under the U.S. Bankruptcy Code), will offer
                                                             significant value to the issuer and increase its investment potential.

-------------------------------------------------------------------------------------------------------------------------
VALUE FUND                                  0.86%            Seeks to realize an above-average total return over a market
Van Kampen                                                   cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in equity securities of
                                                             companies with capitalizations similar to the market
                                                             capitalizations of companies in the Russell Midcap Value
                                                             Index.

-------------------------------------------------------------------------------------------------------------------------

 28 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND                    0.88%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Value Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.

-------------------------------------------------------------------------------------------------------------------------
VISTA FUND                                  0.97%            Seeks long-term capital growth by normally investing in
American Century Investment                                  common stocks of U.S. and foreign companies that are
Management, Inc.                                             medium-sized and smaller at the time of purchase. The fund also may invest in domestic and foreign preferred stocks,
                                                             convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds
                                                             and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will
                                                             increase in value over time, using a proprietary investment strategy.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ACTIVE VALUE FUND                           0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and value characteristics similar to those of companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND                                 1.17%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co.                           its benchmark, the S&P/ Citigroup Primary Market Index
LLC                                                          ("PMI") World Growth Index. The fund typically invests in a diversified portfolio of equity investments from the world's developed markets.

-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                                 0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Growth Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND                   0.88%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Growth Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in investments in small cap companies.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                     1.05%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co.                           its benchmark, the MSCI EAFE Index. The fund normally
LLC                                                          invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from
                                                             developed markets outside the U.S.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND                   1.08%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co.                           its benchmark, the S&P/ Citigroup Primary Market Index
LLC                                                          ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth
                                                             Style Index*. The fund typically invests in a diversified
                                                             mix of equity investments from developed markets outside the
                                                             U.S.

-------------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND                        0.84%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  29

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
U.S. CORE FUND                              0.83%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market.

-------------------------------------------------------------------------------------------------------------------------
U.S. QUALITY EQUITY FUND                    0.85%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market. The fund typically holds between 40 and
                                                             80 stocks.

-------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND                    0.89%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Value Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ('small cap companies'). The fund normally invests at least 80% of its assets in securities of small cap companies.

-------------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

 30 INFORMATION ABOUT THE UNDERLYING FUNDS

FUND DETAILS

---------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the Lifestyle Portfolios without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser a fee for each Lifestyle Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Lifestyle Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust) determined in accordance with the following schedule and that rate is applied to the assets of each fund.

  MANAGEMENT FEE SCHEDULE

                                           FIRST      EXCESS OVER
                                    $7.5 BILLION     $7.5 BILLION
 Aggregate Assets of Lifestyle
 Portfolios and JHT Lifestyle
 Trusts                                   0.050%           0.040%

                 (Distribution and Shareholder services chart)

                                                                FUND DETAILS  31

---------------------------------------------------------------

BUSINESS STRUCTURE

SUBADVISER MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Lifestyle Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Lifestyle Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGER Steve Orlich is the portfolio manager for each Lifestyle Portfolio. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. The Fund's Statement of Additional Information includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Lifestyle Portfolios and his ownership of shares of the funds, if any.

FINANCIAL HIGHLIGHTS Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.

 32 FUND DETAILS

For more information

The following document is available that offers further information on John Hancock Funds II:
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI of John Hancock Funds II contains more detailed information on all aspects of the Lifestyle Portfolios, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.
(C)2005 JOHN HANCOCK FUNDS, LLC   LSRPN 10/05


TO REQUEST A FREE COPY OF THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN
HANCOCK:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

(JOHN HANCOCK SIG LOGO)
JOHN HANCOCK FUNDS, LLC
MEMBER NASD

601 Congress Street
Boston, MA 02210-2805